SUBSEQUENT EVENTS (Details) (USD $)	12 Months Ended			1 Months Ended	0 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Feb. 28, 2015	Apr. 07, 2015	Nov. 12, 2015
Subsequent events [Line Items]
Value of shares repurchased	$ 10,308,000	$ 30,680,000	$ 8,842,000
Subsequent Events [Member] | Inphi Corporation [Member] | Available-for-sale securities [Member]
Subsequent events [Line Items]
Shares of investment classified as available-for-sale securities sold				124,395
Cash received in exchange for investment				2,400,000
Subsequent Events [Member] | IPTV operations [Member] | UTStarcom Hong Kong Holdings Ltd. [Member]
Subsequent events [Line Items]
Ownership interest upon conversion of preference shares and convertible bonds					14.00%
Subsequent Events [Member] | IPTV operations [Member] | Convertible Bond [Member] | UTStarcom Hong Kong Holdings Ltd. [Member]
Subsequent events [Line Items]
Face amount of convertible debt					20,000,000
Cash proceeds from partial payment of the principal of the Convertible Bond					10,000,000
Ownership interest upon conversion of preference shares and convertible bonds					14.00%
Subsequent Events [Member] | Repurchase program, November 2015 [Member] | Scenario forecast [Member]
Subsequent events [Line Items]
Shares repurchased under program						691,691
Value of shares repurchased						$ 1,900,000